SHARE-BASED COMPENSATION (Option Activity) (Details) - USD ($)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of options
Outstanding at the beginning of the year		547,322	422,784	208,222
Granted		616,390	203,721	318,094
Forfeited		(74,975)	(79,183)	(103,532)
Outstanding at the end of the year		1,088,737	547,322	422,784
Exercisable at the end of the year		309,710	194,291	101,040
Weighted average of exercise price
Outstanding at the beginning of the year		$ 10.24	$ 15.54	$ 46.32
Granted		0.52	2.03	4.00
Forfeited		9.83	12.17	45.88
Outstanding at the end of the year		4.76	10.24	15.54
Exercisable at the end of the year		$ 14.14	$ 23.36	$ 46.18
Weighted average remaining contractual life
Outstanding at the beginning of the year		8 years 3 months 19 days	8 years 7 months 6 days	7 years 1 month 9 days
Outstanding at the end of the year		8 years 8 months 26 days	8 years 3 months 19 days	8 years 7 months 6 days
Exercisable at the end of the year		7 years	6 years 5 months 23 days	4 years 7 months 10 days
Aggregate intrinsic value
Outstanding at the beginning of the year	[1]
Outstanding at the end of the year	[1]
Exercisable at the end of the year	[1]
RSUs [Member]
Number of options
Outstanding at the beginning of the year		99,530	109,469	44,473
RSUs granted			55,560	95,719
RSUs vested		(25,204)	(35,124)	(4,818)
RSUs forfeited		(1,727)	(30,375)	(25,905)
Outstanding at the end of the year		72,599	99,530	109,469

[1]	As of December 31, 2020, all the outstanding options, except options at an exercise price of par value, are out of the money.